Loss Per Common Share	6 Months Ended
Jun. 30, 2015
LOSS PER COMMON SHARE [Abstract]
LOSS PER COMMON SHARE
NOTE 12: LOSS PER COMMON SHARE

Loss per share is calculated by dividing net loss by the weighted average number of shares of Navios Holdings outstanding during the period.
For the three month period ended June 30, 2015, 1,881,641 potential common shares and 6,970,758 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.
For the three month period ended June 30, 2014, 3,692,158 potential common shares and 8,472,835 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the six month period ended June 30, 2015, 1,775,306 potential common shares and 6,988,379 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.
For the six month period ended June 30, 2014, 4,010,213 potential common shares and 8,475,918 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

	Three Month	Three Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(24,813)	$(36,680)	$(51,491)	$(34,627)
Less:
Dividend on Preferred Stock and on unvested restricted shares	(4,093)	(1,573)	(8,166)	(2,800)
Loss available to Navios Holdings common stockholders, basic	$(28,906)	$(38,253)	$(59,657)	$(37,427)
Loss available to Navios Holdings common stockholders, diluted	$(28,906)	$(38,253)	$(59,657)	$(37,427)

Denominator:
Denominator for basic net loss per share attributable to Navios Holdings common stockholders — weighted average shares	105,401,820	102,947,944	105,251,590	102,718,368
Denominator for diluted net loss per share attributable to Navios Holdings common stockholders — adjusted weighted average shares and assumed conversions	105,401,820	102,947,944	105,251,590	102,718,368

Basic net losses per share attributable to Navios Holdings common stockholders	$(0.27)	$(0.37)	$(0.57)	$(0.36)
Diluted net losses per share attributable to Navios Holdings common stockholders	$(0.27)	$(0.37)	$(0.57)	$(0.36)